Convertible Loans (Details) - $ / shares		12 Months Ended
	Mar. 10, 2020	Dec. 31, 2020
Third Party Appraiser [Member]
Common stock price	$ 0.374	$ 0.25
Expected volatility	37.00%	34.89%
Expected term	3 years	2 years 2 months 8 days
Risk free rate	0.58%	0.17%
Forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
Third Party Appraiser One [Member]
Common stock price	$ 0.374	$ 0.25
Expected volatility	37.00%	34.89%
Expected term	1 year	1 year 2 months 8 days
Risk free rate	0.43%	0.36%
Forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%